Segment information (Tables)	6 Months Ended
Jun. 30, 2019
Segment information
Schedule of results of segments

The following tables include the results for the segments for the three and six months ended June 30, 2019 and 2018.

	Three months ended June 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$33,777	10,752	—	44,529	(10,752)	(1)	$33,777
Total revenues	33,777	10,752	—	44,529			33,777
Operating expenses	(9,885)	(2,233)	(1,451)	(13,569)	2,233	(1)	(11,336)
Equity in earnings (losses) of joint ventures	—	—	—	—	(1,575)	(1)	(1,575)
Segment EBITDA	23,892	8,519	(1,451)	30,960
Depreciation and amortization	(5,589)	(2,452)	—	(8,041)	2,452	(1)	(5,589)
Operating income (loss)	18,303	6,067	(1,451)	22,919			15,277
Gain (loss) on derivative instruments	—	(4,649)	—	(4,649)	4,649	(1)	—
Other financial income (expense), net	(2,689)	(2,993)	(4,921)	(10,603)	2,993	(1)	(7,610)
Income (loss) before tax	15,614	(1,575)	(6,372)	7,667	—		7,667
Income tax benefit (expense)	(1,511)	—	—	(1,511)	—		(1,511)
Net income (loss)	$14,103	(1,575)	(6,372)	6,156	—		$6,156
Preferred unitholders’ interest in net income	—	—	—	—	3,378	(2)	3,378
Limited partners' interest in net income (loss)	$14,103	(1,575)	(6,372)	6,156	(3,378)	(2)	$2,778
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Three months ended June 30, 2018
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$35,510		10,576	—	46,086	(10,576)	(1)	$35,510
Other revenue	1,100	(3)	—	—	1,100	—	(1)	1,100
Total revenues	36,610		10,576	—	47,186			36,610
Operating expenses	(6,383)		(2,709)	(1,180)	(10,272)	2,709	(1)	(7,563)
Equity in earnings (losses) of joint ventures	—		—	—	—	5,111	(1)	5,111
Segment EBITDA	30,227		7,867	(1,180)	36,914
Depreciation and amortization	(5,268)		(2,399)	—	(7,667)	2,399	(1)	(5,268)
Operating income (loss)	24,959		5,468	(1,180)	29,247			28,890
Gain (loss) on derivative instruments	544		2,967	—	3,511	(2,967)	(1)	544
Other financial income (expense), net	(6,839)		(3,324)	(785)	(10,948)	3,324	(1)	(7,624)
Income (loss) before tax	18,664		5,111	(1,965)	21,810	—		21,810
Income tax expense	(1,845)		—	(21)	(1,866)	—		(1,866)
Net income (loss)	$16,819		5,111	(1,986)	19,944	—		$19,944
Preferred unitholders’ interest in net income	—		—	—	—	3,003	(2)	3,003
Limited partners' interest in net income (loss)	$16,819		5,111	(1,986)	19,944	(3,003)	(2)	$16,941
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)

Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 4, 11 and 14.

	Six months ended June 30, 2019
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$69,852		21,081	—	90,933	(21,081)	(1)	$69,852
Other revenue	64	(3)	—	—	64		(1)	64
Total revenues	69,916		21,081	—	90,997			69,916
Operating expenses	(16,583)		(4,112)	(3,222)	(23,917)	4,112	(1)	(19,805)
Equity in earnings (losses) of joint ventures	—		—	—	—	(1,223)	(1)	(1,223)
Segment EBITDA	53,333		16,969	(3,222)	67,080
Depreciation and amortization	(10,912)		(5,005)	—	(15,917)	5,005	(1)	(10,912)
Operating income (loss)	42,421		11,964	(3,222)	51,163			37,976
Gain (loss) on debt extinguishment	1,030		—	—	1,030		(1)	1,030
Gain (loss) on derivative instruments	—		(7,190)	—	(7,190)	7,190	(1)	—
Other financial income (expense), net	(6,926)		(5,997)	(8,368)	(21,291)	5,997	(1)	(15,294)
Income (loss) before tax	36,525		(1,223)	(11,590)	23,712	—		23,712
Income tax expense	(3,421)		—	—	(3,421)	—		(3,421)
Net income (loss)	$33,104		(1,223)	(11,590)	20,291	—		$20,291
Preferred unitholders’ interest in net income	—		—	—	—	6,742	(2)	6,742
Limited partners' interest in net income (loss)	$33,104		(1,223)	(11,590)	20,291	(6,742)	(2)	$13,549
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)

Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the second quarter of 2019. Refer to notes 4, 11 and 14.

	As of June 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$650,596	256,825	—	907,421	(256,825)	(1)	$650,596
Net investment in direct financing lease	281,035	—	—	281,035	—		281,035
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,679	3,679	—		3,679
Total assets	1,007,373	288,725	8,249	1,304,347	(288,725)	(1)	1,015,622
Accumulated losses of joint ventures	—	—	50	50	(4,081)	(1)	(4,031)
Expenditures for vessels & equipment	183	79	—	262	(79)	(2)	183
Expenditures for drydocking	2,862	39	—	2,901	(39)	(2)	2,862
Principal repayment direct financing lease	2,038	—	—	2,038	—		2,038
Amortization of above market contract	$1,800	—	—	1,800	—		$1,800
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Six months ended June 30, 2018
			Joint venture
	Majority		FSRUs		Total
	held		(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs		consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$70,395		21,572	—	91,967	(21,572)	(1)	$70,395
Other revenue	1,100	(3)	—	—	1,100		(1)	1,100
Total revenues	71,495		21,572	—	93,067			71,495
Operating expenses	(12,917)		(5,182)	(3,186)	(21,285)	5,182	(1)	(16,103)
Equity in earnings (losses) of joint ventures	—		—	—	—	14,481	(1)	14,481
Segment EBITDA	58,578		16,390	(3,186)	71,782
Depreciation and amortization	(10,536)		(4,800)	—	(15,336)	4,800	(1)	(10,536)
Operating income (loss)	48,042		11,590	(3,186)	56,446			59,337
Gain (loss) on derivative instruments	1,175		9,482	—	10,657	(9,482)	(1)	1,175
Other financial income (expense), net	(13,409)		(6,591)	(1,498)	(21,498)	6,591	(1)	(14,907)
Income (loss) before tax	35,808		14,481	(4,684)	45,605	—		45,605
Income tax expense	(3,954)		—	(21)	(3,975)	—		(3,975)
Net income (loss)	$31,854		14,481	(4,705)	41,630	—		$41,630
Preferred unitholders’ interest in net income	—		—	—	—	5,663	(2)	5,663
Limited partners' interest in net income (loss)	$31,854		14,481	(4,705)	41,630	(5,663)	(2)	$35,967
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
(3)

Other revenue consists of insurance proceeds received, subsequent to June 30, 2018, for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4, 11 and 14.

	As of December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$658,311	261,614	—	919,925	(261,614)	(1)	$658,311
Net investment in direct financing lease	283,073	—	—	283,073	—		283,073
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,536	3,536	—		3,536
Total assets	1,007,202	286,283	15,838	1,309,323	(286,283)	(1)	1,023,040
Accumulated losses of joint ventures	—	—	50	50	(2,858)	(1)	(2,808)
Expenditures for vessels & equipment	257	3,305	—	3,562	(3,305)	(2)	257
Expenditures for drydocking	—	2,490	—	2,490	(2,490)	(2)	—
Principal repayment direct financing lease	3,814	—	—	3,814	—		3,814
Amortization of above market contract	$3,631	—	—	3,631	—		$3,631
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.